PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property And Equipment
PROPERTY AND EQUIPMENT

Property and equipment at December 31, 2012 and 2011, consists of:

($ in thousands)	2012	2011

Equipment	$950	$770
Furniture	75	66
	1,025	836
Less accumulated depreciation	(875)	(818)
	$150	$18

Total depreciation expense for the years ended December 31, 2012 and 2011 was approximately $47,000 and $13,000, respectively.